Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
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Summary of Property, Plant And Equipment

Asset Class	Estimated Useful Life Range
Buildings	5 to 20 years
Equipment	2 to 20 years

Summary of reclassification	These reclassifications are summarized in the tables below:

Excerpt from unaudited interim condensed consolidated statements of earnings for the three months ended March 31, 2021 ($ Canadian thousands)	As previously reported	Reclassification	Revised
Revenue	$203,205	$—	$203,205
COGS	153,657	4,072	157,729
Gross margin	49,548	(4,072)	45,476
SG&A	42,527	(4,072)	38,455
Net earnings	3,003	—	3,003

Excerpt from consolidated statements of earnings for the year ended December 31, 2021 ($ Canadian thousands)	As previously reported	Q1 2021 Reclass	Q2 2021 Reclass	Q3 2021 Reclass	Q4 2021 Reclass	Revised
Revenue	$960,156	—	—	—	—	$960,156
COGS	740,602	4,072	4,577	4,105	4,578	757,934
Gross margin	219,554	(4,072)	(4,577)	(4,105)	(4,578)	202,222
SG&A	165,263	(4,072)	(4,577)	(4,105)	(4,578)	147,931
Net earnings	(18,455)	—	—	—	—	(18,455)